Transamerica IDEX Mutual Funds

Supplement dated September 24, 2004 to Statement of Additional Information dated March 1, 2004, as previously supplemented.

At a Special Meeting of shareholders held on September 2, 2004, shareholders of each separate series of Transamerica IDEX Mutual Funds listed below approved the conversion of Class M shares as Class C shares.

The conversion will take place upon the close of business on September 24, 2004. Holders of Class M shares will then own Class C shares that have an aggregate value equal to the aggregate value of Class M shares held as of the close of business on that day.

Class C shares have a 12b-1 fee of up to 1.00% per annum and no up-front sales charge, and are subject to a 1.00% contingent deferred sales charge if redeemed during the first 12 months of purchase.

For shareholders who also own Class C shares which converted from Class C2 shares, their Class C shares that convert from Class M shares will not be subject to a contingent deferred sales charge and will be subject to the same 12b-1 commission structure applicable to their former Class C2 shares.

TA IDEX American Century International	TA IDEX Salomon Investors Value
TA IDEX American Century Large Company Value	TA IDEX T. Rowe Price Health Sciences
TA IDEX Asset Allocation – Conservative Portfolio	TA IDEX T. Rowe Price Small Cap
TA IDEX Asset Allocation – Growth Portfolio	TA IDEX T. Rowe Price Tax-Efficient Growth
TA IDEX Asset Allocation – Moderate Growth Portfolio	TA IDEX Templeton Great Companies Global
TA IDEX Asset Allocation – Moderate Portfolio	TA IDEX Transamerica Balanced
TA IDEX Clarion Real Estate Securities	TA IDEX Transamerica Conservative High-Yield Bond
TA IDEX Great Companies – AmericaSM	TA IDEX Transamerica Convertible Securities
TA IDEX Great Companies – TechnologySM	TA IDEX Transamerica Equity
TA IDEX Janus Growth	TA IDEX Transamerica Flexible Income
TA IDEX Jennison Growth	TA IDEX Transamerica Growth Opportunities
TA IDEX Marsico Growth	TA IDEX Transamerica Money Market
TA IDEX PIMCO Real Return TIPS	TA IDEX Transamerica Small/Mid Cap Value
TA IDEX PIMCO Total Return	TA IDEX Transamerica Value Balanced
TA IDEX Salomon All Cap

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